Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.92%
Aerospace & Defense–1.34%
Airbus SE (France)(b)	354,600	$45,267,956
Airlines–0.54%
Copa Holdings S.A., Class A (Panama)(c)	219,600	18,354,168
Apparel Retail–0.15%
MYT Netherlands Parent B.V., ADR (Germany)(b)(c)	294,429	5,043,569
Application Software–3.02%
Adobe, Inc.(b)	3,600	1,923,480
Paylocity Holding Corp.(b)	100,350	20,469,393
RingCentral, Inc., Class A(b)	121,950	21,522,955
salesforce.com, inc.(b)	81,900	19,052,397
Trade Desk, Inc. (The), Class A(b)(c)	407,700	28,351,458
Unity Software, Inc.(b)(c)	100,800	10,599,120
		101,918,803
Asset Management & Custody Banks–2.19%
Focus Financial Partners, Inc., Class A(b)	113,670	5,724,421
KKR & Co., Inc., Class A	961,200	68,398,992
		74,123,413
Auto Parts & Equipment–0.10%
Aptiv PLC(b)	24,840	3,392,647
Automobile Manufacturers–1.52%
Geely Automobile Holdings Ltd. (China)	2,880,000	6,196,134
General Motors Co.(b)	443,700	23,396,301
Rivian Automotive, Inc., Class A(b)(c)	94,328	6,201,123
Tesla, Inc.(b)	16,470	15,427,778
		51,221,336
Biotechnology–0.82%
Alnylam Pharmaceuticals, Inc.(b)	45,090	6,204,384
BeiGene Ltd., ADR (China)(b)(c)	51,660	12,531,683
C4 Therapeutics, Inc.(b)	104,040	2,541,697
Innovent Biologics, Inc. (China)(b)(d)	449,000	1,898,341
uniQure N.V. (Netherlands)(b)	250,200	4,516,110
		27,692,215
Construction Machinery & Heavy Trucks–0.43%
Oshkosh Corp.	127,260	14,483,461
Consumer Electronics–1.67%
Sony Group Corp. (Japan)	503,800	56,283,656
Copper–1.69%
Freeport-McMoRan, Inc.	1,538,100	57,248,082
Data Processing & Outsourced Services–3.49%
Adyen N.V. (Netherlands)(b)(d)	6,300	12,846,913
Block, Inc., Class A(b)	124,470	15,221,436
Mastercard, Inc., Class A	156,870	60,611,431
PayPal Holdings, Inc.(b)	95,400	16,403,076
StoneCo Ltd., Class A (Brazil)(b)(c)	811,800	12,647,844
		117,730,700
Shares		Value
Diversified Banks–0.21%
BDO Unibank, Inc. (Philippines)	2,700,000	$7,188,562
Diversified Metals & Mining–0.56%
Glencore PLC (Australia)	3,645,000	19,052,127
Diversified Support Services–0.30%
Cintas Corp.	26,280	10,289,408
Electrical Components & Equipment–0.30%
ABB Ltd., ADR (Switzerland)(c)	294,300	10,232,811
Electronic Equipment & Instruments–1.27%
Teledyne Technologies, Inc.(b)	101,520	42,783,574
Environmental & Facilities Services–0.41%
Clean Harbors, Inc.(b)	147,960	13,693,698
Food Distributors–0.18%
Performance Food Group Co.(b)(c)	146,700	6,189,273
Food Retail–1.17%
HelloFresh SE (Germany)(b)	601,200	39,516,611
Health Care Equipment–2.24%
DexCom, Inc.(b)	68,220	29,367,346
Intuitive Surgical, Inc.(b)	95,850	27,238,653
Shockwave Medical, Inc.(b)	131,400	19,049,058
		75,655,057
Health Care Services–0.50%
LHC Group, Inc.(b)(c)	135,180	16,775,838
Health Care Supplies–1.19%
Align Technology, Inc.(b)	23,445	11,604,337
Cooper Cos., Inc. (The)	71,640	28,534,212
		40,138,549
Home Improvement Retail–2.48%
Lowe’s Cos., Inc.	352,710	83,715,718
Hotels, Resorts & Cruise Lines–3.17%
Booking Holdings, Inc.(b)	16,146	39,656,675
Marriott Vacations Worldwide Corp.	193,500	31,420,530
Travel + Leisure Co.	634,500	36,039,600
		107,116,805
Industrial Machinery–0.18%
Chart Industries, Inc.(b)(c)	50,040	6,098,375
Interactive Home Entertainment–4.42%
Electronic Arts, Inc.	293,580	38,946,323
Nintendo Co. Ltd. (Japan)	112,500	55,180,604
Sea Ltd., ADR (Taiwan)(b)(c)	173,250	26,041,207
Take-Two Interactive Software, Inc.(b)	178,290	29,121,889
		149,290,023
Interactive Media & Services–10.63%
Alphabet, Inc., Class A(b)	414	1,120,313
Alphabet, Inc., Class C(b)	67,500	183,192,975
Bumble, Inc., Class A(b)(c)	353,300	10,425,883

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Interactive Media & Services–(continued)
Kuaishou Technology (China)(b)(d)	536,400	$6,111,102
Meta Platforms, Inc., Class A(b)	421,511	132,042,536
ZoomInfo Technologies, Inc., Class A(b)	492,300	26,022,978
		358,915,787
Internet & Direct Marketing Retail–8.96%
Amazon.com, Inc.(b)	76,590	229,116,687
Farfetch Ltd., Class A (United Kingdom)(b)	850,500	18,464,355
JD.com, Inc., ADR (China)(b)(c)	356,400	26,687,232
MercadoLibre, Inc. (Argentina)(b)(c)	8,415	9,526,285
Overstock.com, Inc.(b)	392,580	18,820,285
		302,614,844
Internet Services & Infrastructure–2.13%
Cloudflare, Inc., Class A(b)	171,000	16,484,400
MongoDB, Inc.(b)(c)	90,450	36,642,200
Shopify, Inc., Class A (Canada)(b)	19,530	18,831,607
		71,958,207
Leisure Facilities–0.52%
Life Time Group Holdings, Inc.(b)(c)	1,174,765	17,644,970
Life Sciences Tools & Services–2.15%
Avantor, Inc.(b)	1,251,000	46,699,830
Charles River Laboratories International, Inc.(b)	78,570	25,909,243
		72,609,073
Managed Health Care–1.14%
UnitedHealth Group, Inc.	81,270	38,405,764
Movies & Entertainment–0.54%
IMAX Corp.(b)(c)	233,100	4,020,975
Netflix, Inc.(b)	33,660	14,377,532
		18,398,507
Oil & Gas Equipment & Services–0.91%
Halliburton Co.	180,000	5,533,200
Schlumberger N.V.	643,500	25,141,545
		30,674,745
Oil & Gas Exploration & Production–3.39%
APA Corp.	2,415,600	80,222,076
Denbury, Inc.(b)(c)	432,900	32,528,106
Oasis Petroleum, Inc.	11,700	1,584,531
		114,334,713
Other Diversified Financial Services–1.43%
Apollo Global Management, Inc.	692,100	48,447,000
Packaged Foods & Meats–1.34%
Oatly Group AB, ADR(b)(c)	2,954,820	21,008,770
Tyson Foods, Inc., Class A	266,400	24,213,096
		45,221,866
Pharmaceuticals–0.50%
Novo Nordisk A/S, ADR (Denmark)	67,500	6,741,225
Novo Nordisk A/S, Class B (Denmark)	45,900	4,594,980
Reata Pharmaceuticals, Inc., Class A(b)(c)	202,050	5,681,646
		17,017,851
Regional Banks–0.46%
Silvergate Capital Corp., Class A(b)	54,810	5,905,229
Shares		Value
Regional Banks–(continued)
SVB Financial Group(b)	16,470	$9,616,833
		15,522,062
Semiconductor Equipment–1.93%
Applied Materials, Inc.	331,650	45,827,397
ASML Holding N.V., New York Shares (Netherlands)	28,520	19,313,744
		65,141,141
Semiconductors–6.41%
NVIDIA Corp.	465,660	114,021,507
QUALCOMM, Inc.	391,680	68,841,677
Semtech Corp.(b)	471,600	33,530,760
		216,393,944
Specialized REITs–1.46%
EPR Properties	1,120,500	49,268,385
Specialty Chemicals–0.11%
Danimer Scientific, Inc.(b)(c)	729,000	3,652,290
Systems Software–13.12%
Darktrace PLC (United Kingdom)(b)	1,745,000	9,613,498
Gitlab, Inc., Class A(b)(c)	109,767	7,026,186
KnowBe4, Inc., Class A(b)(c)	1,887,300	45,144,216
Microsoft Corp.	724,680	225,360,986
Palo Alto Networks, Inc.(b)	120,410	62,300,134
ServiceNow, Inc.(b)	110,520	64,740,406
Zscaler, Inc.(b)	112,680	28,971,155
		443,156,581
Technology Hardware, Storage & Peripherals–4.75%
Apple, Inc.	917,802	160,413,434
Trading Companies & Distributors–0.98%
Fastenal Co.	161,100	9,131,148
United Rentals, Inc.(b)	75,330	24,114,640
		33,245,788
Trucking–1.52%
Lyft, Inc., Class A(b)	498,600	19,206,072
Ryder System, Inc.	178,200	13,042,458
TuSimple Holdings, Inc., Class A(b)(c)	327,600	6,145,776
Uber Technologies, Inc.(b)	342,900	12,824,460
		51,218,766
Total Common Stocks & Other Equity Interests (Cost $1,943,521,007)		3,374,752,153
Money Market Funds–0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	476,409	476,409
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	422,755	422,797
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	544,467	544,467
Total Money Market Funds (Cost $1,443,716)		1,443,673
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $1,944,964,723)		3,376,195,826
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.12%
Invesco Private Government Fund, 0.02%(e)(f)(g)	41,980,132	$41,980,132
Invesco Private Prime Fund, 0.11%(e)(f)(g)	97,028,310	97,047,713
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $139,032,998)		139,027,845
TOTAL INVESTMENTS IN SECURITIES–104.08% (Cost $2,083,997,721)		3,515,223,671
OTHER ASSETS LESS LIABILITIES—(4.08)%		(137,658,509)
NET ASSETS–100.00%		$3,377,565,162
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $20,856,356, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$245,551	$41,812,668	$(41,581,810)	$-	$-	$476,409	$171
Invesco Liquid Assets Portfolio, Institutional Class	-	29,866,192	(29,443,034)	(43)	(318)	422,797	62
Invesco Treasury Portfolio, Institutional Class	504,700	47,785,907	(47,746,140)	-	-	544,467	80
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	71,898,426	167,543,214	(197,461,508)	-	-	41,980,132	2,986*
Invesco Private Prime Fund	167,762,995	283,681,653	(354,366,596)	(5,155)	(25,184)	97,047,713	37,694*
Total	$240,411,672	$570,689,634	$(670,599,088)	$(5,198)	$(25,502)	$140,471,518	$40,993

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,111,001,669	$263,750,484	$—	$3,374,752,153
Money Market Funds	1,443,673	139,027,845	—	140,471,518
Total Investments	$3,112,445,342	$402,778,329	$—	$3,515,223,671
Invesco Summit Fund